Financial Risk Management - Summary of Group's Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of cash and cash equivalents
Deposits at call	$ 413	$ 451	$ 412
Cash at bank	60,034	136,430	$ 128,916
Trade and other receivables
Other recoverable taxes (Goods and services tax and value-added tax)	235	646
U.S. Tax credits	1,473	1,473
Credit Risk | Minimum A Rated
Reconciliation of cash and cash equivalents
Deposits at call	413	451
Cash at bank	60,033	136,430
Trade and other receivables
Receivable from minimum A rated bank deposits (interest)	254	257
Credit Risk | Non-Rated
Trade and other receivables
Receivable from other parties (non-rated)	2,382	2,122
Credit Risk | Australian Government
Trade and other receivables
Receivable from the Australian Government (Income Tax)	5
Receivable from the Australian Government (Foreign Withholding Tax)	400	400
Other recoverable taxes (Goods and services tax and value-added tax)	102	388
Credit Risk | United States Government
Trade and other receivables
Receivable from the Australian Government (Income Tax)	20	3
U.S. Tax credits	2
Other non-current assets
Receivable from the United States Government (U.S. tax credits)	1,473	$ 1,473
Credit Risk | Swiss Government
Trade and other receivables
Receivable from the Swiss Government (Value-Added Tax)	$ 105